Vanguard Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.8%)
	Fastenal Co.	3,904,327	176,046
	Newmont Corp.	1,366,461	86,702
	FMC Corp.	440,562	46,660
			309,408
Consumer Discretionary (13.3%)
*	Lululemon Athletica Inc.	807,060	265,821
*	Chipotle Mexican Grill Inc. Class A	190,359	236,751
*	Copart Inc.	1,438,218	151,243
*	Dollar Tree Inc.	1,615,215	147,534
*	Trade Desk Inc. Class A	284,034	147,351
*	Wayfair Inc. Class A	442,499	128,772
*	Take-Two Interactive Software Inc.	778,226	128,579
	Domino's Pizza Inc.	267,819	113,898
	Tractor Supply Co.	791,088	113,395
*	Carvana Co. Class A	472,600	105,418
*	NVR Inc.	23,941	97,754
	Expedia Group Inc.	923,611	84,686
*	Ulta Beauty Inc.	364,146	81,562
	Rollins Inc.	1,003,255	54,366
*	Live Nation Entertainment Inc.	960,465	51,750
*	DraftKings Inc. Class A	847,852	49,888
*	LKQ Corp.	1,759,217	48,783
	Tiffany & Co.	412,716	47,813
	Wynn Resorts Ltd.	660,105	47,402
*	Burlington Stores Inc.	225,383	46,449
*	Lyft Inc. Class A	1,549,613	42,692
	Fortune Brands Home & Security Inc.	470,600	40,716
	Vail Resorts Inc.	136,673	29,244
*	Chewy Inc. Class A	482,546	26,458
	Sirius XM Holdings Inc.	3,694,597	19,803
	Warner Music Group Corp. Class A	542,944	15,604
			2,323,732
Consumer Staples (2.5%)
	McCormick & Co. Inc. (Non-Voting)	843,641	163,751
	Church & Dwight Co. Inc.	1,683,272	157,740
	Lamb Weston Holdings Inc.	988,656	65,518
	Hormel Foods Corp.	917,965	44,879
			431,888
Energy (1.6%)
	Pioneer Natural Resources Co.	1,118,047	96,141

		Shares	Market Value ($000)
*	Cheniere Energy Inc.	1,544,999	71,487
	Concho Resources Inc.	1,338,221	59,042
	Hess Corp.	941,646	38,542
	Diamondback Energy Inc.	269,190	8,108
			273,320
Financials (6.5%)
	MSCI Inc. Class A	540,796	192,945
	IHS Markit Ltd.	2,430,897	190,850
	First Republic Bank	1,165,827	127,145
	MarketAxess Holdings Inc.	245,523	118,241
	Broadridge Financial Solutions Inc.	783,872	103,471
	FactSet Research Systems Inc.	258,590	86,597
*	SVB Financial Group	352,266	84,762
	Arthur J Gallagher & Co.	651,400	68,775
	Cboe Global Markets Inc.	740,013	64,929
*	Markel Corp.	44,588	43,415
	Interactive Brokers Group Inc. Class A	505,429	24,427
	SEI Investments Co.	449,339	22,791
			1,128,348
Health Care (17.6%)
*	DexCom Inc.	651,653	268,631
*	Veeva Systems Inc. Class A	918,740	258,340
*	Centene Corp.	3,944,140	230,062
*	IDEXX Laboratories Inc.	578,939	227,587
*	IQVIA Holdings Inc.	1,301,925	205,222
	ResMed Inc.	986,276	169,077
*	Seattle Genetics Inc.	828,996	162,226
*	Align Technology Inc.	482,630	157,994
*	Moderna Inc.	2,148,552	152,010
	Cerner Corp.	2,078,561	150,259
	West Pharmaceutical Services Inc.	502,577	138,158
	Cooper Cos. Inc.	363,021	122,382
*	Alnylam Pharmaceuticals Inc.	789,318	114,925
*	Incyte Corp.	1,265,265	113,545
	Teleflex Inc.	316,630	107,787
*	Varian Medical Systems Inc.	618,999	106,468
*	Exact Sciences Corp.	1,021,929	104,186
*	BioMarin Pharmaceutical Inc.	1,234,337	93,908
*	ABIOMED Inc.	306,573	84,939
*	Teladoc Health Inc.	276,595	60,641
*	PPD Inc.	948,063	35,069
*	GoodRx Holdings Inc. Class A	234,117	13,017
			3,076,433
Industrials (15.0%)
	Verisk Analytics Inc. Class A	1,105,323	204,827
	Cintas Corp.	598,786	199,294
	TransDigm Group Inc.	350,516	166,537
*	Mettler-Toledo International Inc.	163,161	157,573
	AMETEK Inc.	1,563,075	155,370
*	FleetCor Technologies Inc.	572,102	136,217
	Old Dominion Freight Line Inc.	718,721	130,031
	Equifax Inc.	826,711	129,711
	Vulcan Materials Co.	901,522	122,192
	Kansas City Southern	642,175	116,124
	TransUnion	1,293,951	108,860
	Expeditors International of Washington Inc.	1,141,158	103,298
	Xylem Inc.	1,224,912	103,040

		Shares	Market Value ($000)
	Martin Marietta Materials Inc.	423,848	99,757
	Masco Corp.	1,780,092	98,136
	Ball Corp.	1,111,389	92,379
*	Trimble Inc.	1,702,951	82,934
*	Waters Corp.	421,462	82,472
	Westinghouse Air Brake Technologies Corp.	1,230,250	76,128
	JB Hunt Transport Services Inc.	574,390	72,591
	HEICO Corp. Class A	494,459	43,839
	Jack Henry & Associates Inc.	261,078	42,449
	Cognex Corp.	560,007	36,456
	HEICO Corp.	276,647	28,954
*	XPO Logistics Inc.	155,550	13,169
*,1	Nikola Corp.	516,160	10,571
			2,612,909
Real Estate (8.8%)
	Digital Realty Trust Inc.	1,830,900	268,703
	SBA Communications Corp. Class A	761,917	242,655
*	CoStar Group Inc.	267,946	227,355
	Realty Income Corp.	2,348,572	142,676
	Alexandria Real Estate Equities Inc.	858,448	137,352
	Invitation Homes Inc.	3,815,383	106,793
	Sun Communities Inc.	668,912	94,056
	Extra Space Storage Inc.	878,536	93,994
*	CBRE Group Inc. Class A	1,083,648	50,899
*	Zillow Group Inc. Class C	492,385	50,021
	Mid-America Apartment Communities Inc.	389,028	45,108
	Essex Property Trust Inc.	221,825	44,540
	Regency Centers Corp.	578,251	21,985
*	Zillow Group Inc. Class A	142,931	14,513
			1,540,650
Technology (30.7%)
*	DocuSign Inc. Class A	1,196,326	257,497
*	Twilio Inc. Class A	939,363	232,107
*	Twitter Inc.	5,114,306	227,587
*	Synopsys Inc.	1,032,942	221,029
	Amphenol Corp. Class A	2,030,852	219,880
	KLA Corp.	1,058,125	205,001
*	Splunk Inc.	1,081,308	203,426
*	Cadence Design Systems Inc.	1,897,544	202,335
*	ANSYS Inc.	583,907	191,072
*	Match Group Inc.	1,681,295	186,035
*	Snap Inc. Class A	7,006,546	182,941
	Marvell Technology Group Ltd.	4,528,259	179,772
	Microchip Technology Inc.	1,718,265	176,569
	Xilinx Inc.	1,662,850	173,335
*	Okta Inc. Class A	790,436	169,035
	Skyworks Solutions Inc.	1,136,871	165,415
*	Palo Alto Networks Inc.	623,766	152,667
*	RingCentral Inc. Class A	531,882	146,060
*	VeriSign Inc.	664,529	136,129
*	Crowdstrike Holdings Inc. Class A	969,231	133,095
*	Pinterest Inc. Class A	3,149,094	130,719
*	Akamai Technologies Inc.	1,107,443	122,417
	Citrix Systems Inc.	840,815	115,789
*	Datadog Inc. Class A	1,098,029	112,175
*	Fortinet Inc.	936,229	110,297
*	Paycom Software Inc.	338,630	105,415

				Shares	Market Value ($000)
		SS&C Technologies Holdings Inc.		1,490,218	90,188
*		Black Knight Inc.		1,015,333	88,385
*		GoDaddy Inc. Class A		1,135,413	86,257
*		Slack Technologies Inc. Class A		2,797,155	75,131
*		Arista Networks Inc.		362,156	74,941
*		Gartner Inc.		576,854	72,078
*		IAC/InterActiveCorp		541,089	64,812
*		Coupa Software Inc.		228,240	62,592
*		EPAM Systems Inc.		180,562	58,372
*		Tyler Technologies Inc.		136,828	47,693
		Leidos Holdings Inc.		484,377	43,182
*		IPG Photonics Corp.		235,845	40,086
*		Dropbox Inc. Class A		2,041,896	39,327
*		Zscaler Inc.		244,416	34,387
*		ZoomInfo Technologies Inc. Class A		456,011	19,604
*		Palantir Technologies Inc. Class A		26,064	248
					5,355,082
Telecommunications (1.1%)
*		Roku Inc. Class A		720,736	136,075
*		Altice USA Inc. Class A		2,275,868	59,172
					195,247
Utilities (1.0%)
		Waste Connections Inc.		1,789,395	185,739
Total Common Stocks (Cost $11,767,068)					17,432,756
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund	0.117%		261,338	26,134
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	0.097%	1/5/21	1,100	1,100
[4]	United States Treasury Bill	0.115%	2/16/21	783	782
					1,882
Total Temporary Cash Investments (Cost $28,014)					28,016
Total Investments (100.1%) (Cost $11,795,082)					17,460,772
Other Assets and Liabilities—Net (-0.1%)					(16,695)
Net Assets (100%)					17,444,077
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,861,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,365,000 was received for securities on loan.
4	Securities with a value of $1,010,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	5	838	7
E-mini S&P Mid-Cap 400 Index	December 2020	69	12,806	47
				54

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,432,756	—	—	17,432,756
Temporary Cash Investments	26,134	1,882	—	28,016
Total	17,458,890	1,882	—	17,460,772

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	89	—	—	89
1	Represents variation margin on the last day of the reporting period.